Segmental analysis - Adjusted profit reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
(Loss)/profit before tax	£ (959)	£ 1,023	£ (1,614)
Operating segments
Disclosure of operating segments [line items]
(Loss)/profit before tax	1,724	1,577	(184)
Significant items
Disclosure of operating segments [line items]
(Loss)/profit before tax	(2,683)	(554)	(1,430)
– fair value movements on financial instruments1	43	(5)	(3)
– restructuring and other related costs	(692)	(526)	(773)
– settlements and provisions in connection with legal and regulatory matters	0	0	(9)
– impairment of other intangible assets	0	0	(645)
Significant items | Europe
Disclosure of operating segments [line items]
– restructuring and other related costs	£ (2,034)	£ (23)	£ 0